Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	Rosetta Genomics Ltd.
Entity Central Index Key	0001362959
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity Filer Category	Non-accelerated Filer

CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 6,513	$ 735
Restricted cash	32	37
Short-term bank deposit	112	112
Trade receivables	8	11
Other accounts receivable and prepaid expenses	250	298
Current assets of discontinued operations	33	17
Total current assets	6,948	1,210
LONG-TERM ASSETS:
Severance pay fund	77	133
Property and equipment, net	434	592
Long-term asset of discontinued operations	212	109
Total long-term assets	723	834
Total assets	7,671	2,044
CURRENT LIABILITIES:
Trade payables	459	584
Other accounts payable and accruals	421	1,264
Total current liabilities	880	1,848
LONG-TERM LIABILITIES:
Convertible debenture	300
Embedded conversion feature in the convertible debenture	2,064
Warrants related to share purchase agreements	387	165
Deferred revenue	228	228
Accrued severance pay	95	159
Total long-term liabilities	3,074	552
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIT):
Share capital: Ordinary shares of NIS 0.6 par value: 20,000,000 and 2,000,000 shares authorized at June 30, 2012 and December 31, 2011, respectively; 2,562,940 and 704,489 shares issued at June 30, 2012 and December 31, 2011, respectively; 2,559,683 and 702,436 shares outstanding at June 30, 2012 and December 31, 2011, respectively	398	108
Additional paid-in capital	94,948	84,581
Accumulated deficit	(91,629)	(85,045)
Total shareholders' equity (deficit)	3,717	(356)
Total liabilities and shareholders' equity (deficit)	$ 7,671	$ 2,044

CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Jun. 30, 2012	Dec. 31, 2011
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.6	0.6
Ordinary shares, shares authorized	20,000,000	2,000,000
Ordinary shares, shares issued	2,562,940	704,489
Ordinary shares, shares outstanding	2,559,683	702,436

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenues	$ 51	$ 59
Cost of revenues	115	189
Gross loss	64	130
Operating expenses:
Research and development, net	740	1,877
Marketing and business development	1,181	1,250
General and administrative	1,297	1,368
Total operating expenses	3,218	4,495
Operating loss	3,282	4,625
Financial loss (income), net	3,302	(882)
Loss from continuing operations	6,584	3,743
Net loss from discontinued operations		783
Net loss after discontinued operations	6,584	4,526
Loss attributable to non-controlling interests		357
Net loss after discontinued operations and non-controlling interests	$ 6,584	$ 4,169
Basic and diluted net loss per Ordinary share from continuing operations attributable to Rosetta Genomics' shareholders	$ 5.35	$ 8.34
Basic and diluted net loss per Ordinary share of discontinued operations attributable to Rosetta Genomics' shareholders		$ 0.95
Basic and diluted net loss per Ordinary share attributable to Rosetta Genomics' shareholders	$ 5.35	$ 9.29
Weighted average number of Ordinary shares used to compute basic and diluted net loss per Ordinary share	1,231,170	448,448

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total	Share Capital [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2010	$ (630)	$ 46		$ 74,732	$ (76,208)	$ 800
Balance, shares at Dec. 31, 2010		324,624
Issuance of restricted shares			[1]
Issuance of restricted shares, shares		84
Issuance of shares, one	5,853	50		5,803
Issuance of shares, one, shares		301,672
Conversion/Exercise of Warrants	728	12		716
Conversion/Exercise of Warrants, shares		76,056
Stock-based compensation to non-employees	1			1
Stock-based compensation to employees	1,171			603		568
Rosetta Green's effect of IPO	5,078			2,726		2,352
Unrealized loss from marketable securities, net of realized gain	(7)				(7)
Loss of control in Rosetta Green shares in December 2011	(2,447)					(2,447)
Net loss	(10,103)				(8,830)	(1,273)
Balance at Dec. 31, 2011	(356)	108		84,581	(85,045)
Balance, shares at Dec. 31, 2011		702,436
Expenses related to the January 27, 2012 convertible debenture	(96)			(96)
Issuance of shares, one	1,228	81		1,147
Issuance of shares, one, shares		540,000
Issuance of shares on May 16, 2012, net of $278 issuance expenses	1,934	101		1,833
Issuance of shares on May 16, 2012, net of $278 issuance expenses, shares		632,057
Issuance of shares in May 24, 2012, net of $643 issuance expenses	5,921	90		5,831
Issuance of shares in May 24, 2012, net of $643 issuance expenses, shares		570,755
Conversion/Exercise of Warrants	1,512	18		1,494
Conversion/Exercise of Warrants, shares		113,342
Exercise of employee stock options			[1]
Exercise of employee stock options, shares		1,093
Stock-based compensation to employees	158			158
Net loss	(6,584)				(6,584)
Balance at Jun. 30, 2012	$ 3,717	$ 398		$ 94,948	$ (91,629)
Balance, shares at Jun. 30, 2012		2,559,683

[1]	Represents an amount lower than $1.

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $) In Thousands, unless otherwise specified	0 Months Ended			6 Months Ended
	May 24, 2012	May 16, 2012	Apr. 17, 2012	Jun. 30, 2012
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) [Abstract]
Issuance expenses	$ 643	$ 278	$ 149	$ 96

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net loss	$ (6,584)	$ (4,169)
Loss from discontinued operations		783
Non controlling interest		(357)
Loss from continuing operations	(6,584)	(3,743)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	143	209
Foreign currency adjustments and bank loans	4	4
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture	2,064
Capital loss on sale of property and equipment	(18)	6
Increase in trade receivables	3	(2)
Increase in other accounts receivable and prepaid expenses	(68)	(395)
Accrued severance pay, net	(7)	(1)
Stock-based compensation to employees	158	512
Stock-based compensation to non-employees		1
Gain from sale of marketable securities		(9)
Revaluation of warrants related to share purchase agreement	355	(883)
Decrease in trade payables	(139)	(602)
Decrease in other accounts payable and accruals	(813)	(331)
Net cash used in operating activities from continuing operation	(4,902)	(5,234)
Net cash used in operation activities from discounted operation		(598)
Net cash used in operating activities	(4,902)	(5,832)
Cash flows from investing activities:
Purchase of property and equipment	(27)
Proceeds from sale of property and equipment	60	14
Decrease in bank deposits		78
Increase in prepaid expenses for car leasing	(4)
Decrease in restricted cash	5
Net cash provided by investing activities from continuing operation	34	92
Net cash used in investing activities from discontinued operation		(4,338)
Net cash provided by (used in) investing activities	34	(4,246)
Cash flows from financing activities:
Repayment of capital lease	(21)	(51)
Issuance of shares, net	8,811	4,978
Exercise of warrants and options	1,556
Issuance of convertible loan	1,750
Repayment of convertible loan	(1,450)
Net cash provided by financing activities from continuing operation	10,646	4,927
Net cash provided by financing activities from discounted operation		5,551
Net cash provided by financing activities	10,646	10,478
Increase in cash and cash equivalents	5,778	400
Cash and cash equivalents at beginning of period	735	2,727
Cash and cash equivalents at end of period	6,513	3,127	[1]
Non-cash transactions:
Exercise of warrants	1,494	482
Cash and cash equivalents of discontinued operations		$ 153

[1]	Includes cash and cash equivalents of discontinued operations of $153 at June 30, 2011

GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL

NOTE 1: GENERAL

Organization and Business

Rosetta Genomics Ltd. ("the Company") commenced operations on March 9, 2000.

The Company's integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically-validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, the Company is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company's microRNA-based tests, miRview®™ mets[2], miRview®™ lung, miRview®™ meso, and miRview®™ kidney are commercially available worldwide and all samples are processed in its Philadelphia-based CAP-accredited, CLIA-certified lab.

The Company has a wholly-owned subsidiary in the U.S., Rosetta Genomics Inc. The principal business activity of the subsidiary is to commercialize the Company's products, perform and develop tests in its CLIA-approved laboratory and expand the business development of the Company in the U.S.

Rosetta Green Ltd. ("RG")

During 2011 Rosetta Green Ltd. was an Israeli subsidiary, which we established to leverage our capabilities into the areas of cleantech and plant biotech by using our proprietary microRNA technologies to develop plants and algae more suitable for various applications such as improved feedstocks for biofuels and advanced agriculture. On December 16, 2011, the Company closed a transaction pursuant to which the Company sold all of the ordinary shares of RG held by the Company (50.03% of the outstanding ordinary shares) to certain purchasers. The transaction was effected pursuant to a Share Transfer Agreement, dated December 13, 2011.

Since RG was consolidated prior to its disposal, it met the criteria for reporting as a discontinued operation and, therefore, the results of operations of the business and the loss on the sale have been classified as discontinued operations loss in the statement of operations and prior periods results have been reclassified accordingly.

Liquidity and Going Concern

Due to the Company's limited capital during the year 2011, recurring losses and negative cash flows from operations as well as the Company's limited ability to pay outstanding liabilities, the 2011 annual report on Form 20-F filed with the SEC on April 2, 2012, concluded that there is substantial doubt about the Company's ability to continue as a going concern.

The Company has addressed its liquidity issues by implementing initiatives to allow the coverage of the budget deficit. Such initiatives included costs reductions, debt financing, and equity financing. The total aggregate amount of debt and equity capital that has been raised from January 1, 2012 through June 30, 2012 was $11,903, of which $1,450 has been used to prepay the January 2012 convertible debenture outlined in Note 4.

In addition and subsequent to June 30, 2012, the Company raised aggregate gross proceeds of $31,625 from a public offering of its ordinary shares. See Note 9 entitled, "Subsequent Events" for further details.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2011 are applied consistently in these financial statements. For further information, refer to the consolidated financial statements as of December 31, 2011.

UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2012
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3: UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

Operating results for the six-month period ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ended December 31, 2012.

CONVERTIBLE DEBENTURE	6 Months Ended
Jun. 30, 2012
CONVERTIBLE DEBENTURE [Abstract]
CONVERTIBLE DEBENTURE

NOTE 4: CONVERTIBLE DEBENTURE

On January 26, 2012, the Company entered into a Secured Loan Agreement, pursuant to which on January 27, 2012, the Company sold and issued a $1,750 senior secured debenture (the "Debenture") with a maturity date of January 26, 2013 and accrued interest at a rate between 10% and 18%. On March 15, 2012, an aggregate of $300 in principal amount of the Debenture became convertible, into the Company's ordinary shares at a conversion price of $1.416 per share. The Debenture was secured by a security interest in all of the Company's current and future assets and any current or future subsidiary.

On June 21, 2012, the Company entered into an agreement and release with the Debenture holders, pursuant to which the Company prepaid an aggregate of $1,450 in principal and $288 in interest and the Debenture holders agreed to convert the remaining $300 in principal into ordinary shares according to the original conversion terms no later than July 31, 2012. Such conversion occurred on July 27, 2012. Following the prepayment of the $1,450 in principal and $288 in interest, all of the Company's obligations (other than the obligation to convert the remaining $300 in principal into ordinary shares) were satisfied or terminated and the security interest in all of the Company's assets terminated. The agreement also contained a mutual release and discharge of all claims.

On July 27, 2012, the Company issued 211,865 ordinary shares following the conversion of the remaining $300 in principal amount of the Debenture. See Note 9 entitled, "Subsequent Events" for further details.

Conversion Option

The Company applies ASC 470-20, "Debt with Conversion and Other Options" ("ASC 470-20"). In accordance with ASC 470-20, the Company first allocates the proceeds to freestanding liability instrument, embedded conversion feature that are measured at fair value at each reporting date, based on their fair value. The remaining proceeds are allocated to the convertible debt.

Embedded derivatives are separated from the loan and are bifurcated based on their fair value and re-measured on each reporting date.

The embedded conversion feature is calculated on the commitment date and will amortize using the effective rate method.The Company computed the fair value of the conversion feature using the Black-Scholes model. The following are the key assumptions used in connection with this computation:

	June 30, 2012	Issuance date

Risk-free interest rate (1)	0.9%	0.9%
Expected volatility (2)	181%	136%
Expected life (in years) (3)	0.08	1.0
Expected dividend yield (4)	0%	0%

1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the conversion option.
3)	Expected life - the expected life was based on the maturity date of the conversion option.
4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2012
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT

NOTE 5: FAIR VALUE MEASUREMENT

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The following methods and assumptions were used by the Company and its subsidiary in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables, and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

The Company valued other accounts receivable, which resulted from the fair value of Parkway's estimated future consideration based on a valuation using the discounted cash flow model, as Level 3 given the unobservable inputs used in this model which are significant to the fair value of the asset.

As of June 30, 2012 and December 31, 2011, the Company revalued the fair value of the estimated future consideration to $241 and $125, respectively, out of which $33 and $17 is recorded as short-term other accounts receivable as of June 30, 2012 and December 31, 2011, respectively, and $212 and $109 is recorded as long-term other accounts receivable as of June 30, 2012 and December 31, 2011, respectively.

The fair value of the liability for warrants related to share purchase agreement was calculated using the Black-Scholes Model and the Company classified this liability within Level 3. The fair value of the warrants at June 30, 2012 and December 31, 2011 was $387 and $165, respectively.

The derivative instrument related to the convertible debenture was classified within Level 3 as the valuations are based on inputs that are unobservable and significant to the overall fair value measurement.

SHAREHOLDERS' EQUITY (DEFICIT)	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY (DEFICIT) [Abstract]
SHAREHOLDERS' EQUITY (DEFICIT)

NOTE 6: SHAREHOLDERS' EQUITY (DEFICIT)

a.	Ordinary shares:

Ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

b.	Reverse stock split and increase in share capital

On May 14, 2012, the Company held an Extraordinary General Meeting of Shareholders on which the following actions were approved and taken:

1.	To consolidate the registered (authorized) share capital of the Company as follows: every fifteen (15) Ordinary Shares with a nominal (par) value of NIS 0.04 each will be consolidated into one (1) ordinary share with a nominal (par) value of NIS 0.6 each. All Ordinary shares, options and per share amounts have been adjusted to give retroactive effect to this reverse split for all periods presented.

2.	To increase the registered (authorized) share capital of the Company to 20,000,000 ordinary shares with a nominal (par) value NIS 0.6 each.

c.	Equity financing

1.	On April 17, 2012, the Company issued 540,000 ordinary shares at a price of $2.55 per Share to various investors in a registered direct offering for aggregate gross proceeds of $1,377.

2.	On May 22, 2012, the Company issued 632,057 ordinary shares at a price of $3.50 per Share to various investors in a registered direct offering for aggregate gross proceeds of $2,212.

3.	On May 31, 2012, the Company issued 570,755 ordinary shares at a price of $11.50 per Share to various investors in a registered direct offering for aggregate gross proceeds of $6,564.

d.	Stock based compensation

During the six month period ended June 30, 2012, the Company's Board of Directors granted employees options to purchase 1,000 ordinary shares of the Company, and granted service providers warrants to purchase 750 ordinary shares of the Company. The exercise prices for such options and warrants ranges from $2.55 - $7.43 per share, with vesting to occur over 4 years.

The Company estimates the fair value of stock options granted under ASC 718 using the Black-Scholes option pricing model with the following weighted-average assumptions: expected volatility of 123%; risk free interest rates range between 0.72%-1.11%; dividend yield of 0%; time to maturity (in years) between 5.5 and 6.13; and options forfeiture rate of 10%.

During the six-month periods ended June 30, 2012 and 2011, the Company recorded share based compensation in a total amount of $158 and $382, respectively.

COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 7: COMMITMENTS AND CONTINGENT LIABILITIES

a.	Restricted cash: As of June 30, 2012 and December 31, 2011, restricted cash was primarily attributed to a bank guarantee to the landlord of the Israeli property.

b.	The facilities of the Company are rented under operating leases. Aggregate minimum rental commitments under the non-cancelable rent agreements as of June 30, 2012, are as follows:

June 30, 2012

2012	$272
2013	323
Total	$595

Total rent expenses for the six months ended June 30, 2012 and 2011 were $361, and $324, respectively.

c.	The Company leases its motor vehicles under cancelable operating lease agreements. The minimum payment under these operating leases, upon cancellation of these lease agreements was $6 as of June 30, 2012.

Lease expenses for motor vehicles for the six months ended June 30, 2012 and 2011, were $18 and $80, respectively

d.	As of June 30, 2012 and December 31, 2011, the Company provided a bank guarantee for the fulfillment of its lease commitments in the amount of approximately $140 and $140, respectively.

e.	In May 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for diagnostic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $960, of which $680 will be paid after June 30, 2012. During the six months ended June 30, 2012 and 2011, the Company paid fees in the amount of $40 and $47, respectively, to the third party. The Company recorded the payments as research and development expenses.

f.	In June 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company licensed from this third party the rights to its proprietary microRNAs for diagnostic purposes. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenue from any sublicense. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $490, of which $377 will be paid after June 30, 2012. During the six months ended June 30, 2012, and 2011, the Company paid fees in the amount of $40, and $39, respectively, to the third party. The Company recorded the payments as research and development expenses.

g.	In August 2006, the Company signed a royalty-bearing, exclusive, worldwide license agreement with a third party. Under this agreement, the Company has exclusively licensed from this third party the rights to its proprietary microRNAs for all fields and applications including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay minimum annual royalties, royalties based on net sales and a percentage of the Company's revenues from any sublicense. This agreement was amended and restated in August 2011 and is now on a non-exclusive basis. For the amendment, the Company paid an amendment fee. The Company estimates that until 2032 the aggregate minimum royalties over the term of this agreement should be approximately $320, of which $210 will be paid after June 30, 2012. During the six months ended June 30, 2012 and 2011, the Company paid fees in the amount of $0, and $0, respectively to the third party. The Company recorded the payments as research and development expenses.

h.	In December 2006, the Company signed a royalty-bearing, non-exclusive, worldwide license agreement with a third party. Under this agreement the Company licensed from the third party its proprietary microRNAs for research purposes. In consideration for this license the Company will pay an initiation fee and will be required to pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicenses. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $302, of which $208 will be paid after June 30, 2012. During the six months ended June 30, 2012 and 2011, the Company paid fees in the amount of $20 and $21, respectively under this agreement. The Company recorded the payments as research and development expenses.

i.	In May 2007, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company has licensed from this third party the rights to its proprietary microRNAs for therapeutic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, payments based on milestones and royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate maintenance fees over the term of this agreement should be approximately $690, of which $510 will be paid after June 30, 2012. During the six months ended June 30, 2012 and 2011, the Company paid fees in the amount of $30, and $35, respectively, to the third party. The Company recorded the payments as research and development expenses.

j.	In January 2008, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for research purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $440, of which $340 will be paid after June 30, 2012. During the six months ended June 30, 2012 and 2011, the Company paid fees in the amount of $20 and $24, respectively, to the third party. The Company recorded the payments as research and development expenses.

k.	In June 2011 the Company entered into an agreement with PACE claims services, LLC, a wholly owned subsidiary of Navigant Inc.("PACE"), according to which, PACE will provide the Company exclusive educational and marketing services to defendants involved in lawsuits relating to malignant pleural mesothelioma and asbestos exposure, provided the exclusivity does not apply to the Company's marketing efforts and to any marketing efforts of the Company's distributors offering the Company's tests outside of the United States of America. According to this agreement, PACE will be entitled to certain remuneration derived from actual sales to defendants in these lawsuits.

l.	Under the BIRD royalty-bearing program, the Company is not obligated to repay any amounts received from BIRD if the development work being carried out by the Company does not continue beyond the investigational new drug ("IND") stage. If the development work which is being carried out by the Company continues beyond the IND stage, the Company is required to repay BIRD 100% of the grant that the Company received provided that the repayment to BIRD is made within the first year following project completion. For every year that the Company does not make these repayments, the amount to be repaid incrementally increases up to 150% in the fifth year following project completion. All amounts to be repaid to BIRD are linked to the U.S. Consumer Price Index.

As of June 30, 2012, the Company had received $500 from BIRD, which was offset against research and development expenses. As of June 30, 2012, no liability was recorded since the Company did not reach technological feasibility for this project.

m.	Rimonim Consortium:

In January 2011, the Company joined the Rimonim Consortium, which is supported by the Office of the Chief Scientist of Israel's Ministry of Industry, Trade and Labor ("the OCS"), of the State of Israel. The purpose of the consortium is to develop RNAi-based therapeutics. As of June 30, 2012, the Company received total grants of $70 from the OCS for its development under the consortium.

FINANCIAL LOSS (INCOME)	6 Months Ended
Jun. 30, 2012
FINANCIAL LOSS (INCOME) [Abstract]
FINANCIAL LOSS (INCOME)

NOTE 8: FINANCIAL LOSS (INCOME)

	June 30, 2012	June 30, 2011

Financial income:
Interest income on short-term deposits	$-	$(8)
Revaluation of warrants related to share purchase agreement		(883)
Foreign currency adjustments gains and other	(32)	(7)
Others	-	(7)

	(32)	(905)

Financial expenses:
Interest expense	300	-
Foreign currency adjustments losses	-	12
Revaluation of warrants related to share purchase agreement	359	-
Exercise of series A Warrants related to share purchase agreement	529
Embedded conversion feature in the convertible debenture	2,064	-
Others	82	11

	3,334	23

Total financial loss (income)	$3,302	$(882)

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 9: SUBSEQUENT EVENTS

On July 27, 2012, the Company issued 211,865 ordinary shares following the conversion of $300 in principal under the Debenture described above in Note 4.

On August 8, 2012, the Company closed a public offering of 5,500,000 ordinary shares at a public offering price of $5.00 per share for aggregate gross proceeds of $27,500. Under the terms of the underwriting agreement, the Company granted the underwriter an option, exercisable for 45 days, to purchase up to an additional 825,000 of the Company's ordinary shares at the same price, solely to cover over-allotments.

On August 28, 2012, the underwriter exercised its over-allotment option in full, and on August 29, 2012, the Company closed the sale of an additional 825,000 ordinary shares at a price to the public of $5.00 per share for aggregate gross proceeds of $4,125.

GENERAL (Policies)	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
Rosetta Green Ltd. ("RG")

Rosetta Green Ltd. ("RG")

During 2011 Rosetta Green Ltd. was an Israeli subsidiary, which we established to leverage our capabilities into the areas of cleantech and plant biotech by using our proprietary microRNA technologies to develop plants and algae more suitable for various applications such as improved feedstocks for biofuels and advanced agriculture. On December 16, 2011, the Company closed a transaction pursuant to which the Company sold all of the ordinary shares of RG held by the Company (50.03% of the outstanding ordinary shares) to certain purchasers. The transaction was effected pursuant to a Share Transfer Agreement, dated December 13, 2011.

Since RG was consolidated prior to its disposal, it met the criteria for reporting as a discontinued operation and, therefore, the results of operations of the business and the loss on the sale have been classified as discontinued operations loss in the statement of operations and prior periods results have been reclassified accordingly.

Liquidity and Going Concern

Liquidity and Going Concern

Due to the Company's limited capital during the year 2011, recurring losses and negative cash flows from operations as well as the Company's limited ability to pay outstanding liabilities, the 2011 annual report on Form 20-F filed with the SEC on April 2, 2012, concluded that there is substantial doubt about the Company's ability to continue as a going concern.

The Company has addressed its liquidity issues by implementing initiatives to allow the coverage of the budget deficit. Such initiatives included costs reductions, debt financing, and equity financing. The total aggregate amount of debt and equity capital that has been raised from January 1, 2012 through June 30, 2012 was $11,903, of which $1,450 has been used to prepay the January 2012 convertible debenture outlined in Note 4.

In addition and subsequent to June 30, 2012, the Company raised aggregate gross proceeds of $31,625 from a public offering of its ordinary shares. See Note 9 entitled, "Subsequent Events" for further details.

CONVERTIBLE DEBENTURE (Tables)	6 Months Ended
Jun. 30, 2012
CONVERTIBLE DEBENTURE [Abstract]
Key Assumptions Used in Computation of Fair Value of Conversion Feature

The following are the key assumptions used in connection with this computation:

	June 30, 2012	Issuance date

Risk-free interest rate (1)	0.9%	0.9%
Expected volatility (2)	181%	136%
Expected life (in years) (3)	0.08	1.0
Expected dividend yield (4)	0%	0%

1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the conversion option.
3)	Expected life - the expected life was based on the maturity date of the conversion option.
4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements
Aggregate minimum rental commitments under the non-cancelable rent agreements as of June 30, 2012, are as follows:
June 30, 2012

2012	$272
2013	323
Total	$595

FINANCIAL LOSS (INCOME) (Tables)	6 Months Ended
Jun. 30, 2012
FINANCIAL LOSS (INCOME) [Abstract]
Schedule of Financial Loss (Income)

	June 30, 2012	June 30, 2011

Financial income:
Interest income on short-term deposits	$-	$(8)
Revaluation of warrants related to share purchase agreement		(883)
Foreign currency adjustments gains and other	(32)	(7)
Others	-	(7)

	(32)	(905)

Financial expenses:
Interest expense	300	-
Foreign currency adjustments losses	-	12
Revaluation of warrants related to share purchase agreement	359	-
Exercise of series A Warrants related to share purchase agreement	529
Embedded conversion feature in the convertible debenture	2,064	-
Others	82	11

	3,334	23

Total financial loss (income)	$3,302	$(882)

GENERAL (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended		6 Months Ended
	Aug. 28, 2012	Jun. 21, 2012	Jun. 30, 2012	Jun. 30, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Percent of outstanding ordinary shares sold in transaction			50.03%
Debt and equity capital raised			$ 11,903
Convertible debenture prepayment		1,450	1,450
Proceeds frrom stock offering and exercise of options	$ 31,625

CONVERTIBLE DEBENTURE (Narrative)(Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			6 Months Ended
	Jul. 27, 2012	Jun. 21, 2012	Jan. 27, 2012	Jun. 30, 2012	Jun. 30, 2011	Mar. 15, 2012	Dec. 31, 2011
CONVERTIBLE DEBENTURE [Abstract]
Senior secured debenture			$ 1,750
Interest rate, minimum			10.00%
Interest rate, maximum			18.00%
Convertible debenture				300		300
Conversion price						$ 1.416
Convertible debenture prepayment		1,450		1,450
Interest paid on convertible notes payable		288
Principal amount to be converted	$ 300
Shares issued for notes payable conversion	211,865

CONVERTIBLE DEBENTURE (Key Assumptions Used in Computation of Fair Value of Conversion Feature)(Details)	0 Months Ended		6 Months Ended
	Jan. 27, 2012		Jun. 30, 2012
CONVERTIBLE DEBENTURE [Abstract]
Risk-free interest rate (1)	0.90%	[1]	0.90%	[1]
Expected volatility (2)	136.00%	[2]	181.00%	[2]
Expected life (in years) (3)	1	[3]	0.08	[3]
Expected dividend yield (4)	0.00%	[4]	0.00%	[4]

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the conversion option.
[3]	Expected life - the expected life was based on the maturity date of the conversion option.
[4]	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENT [Abstract]
Other accounts receivable, fair value	$ 241	$ 125
Other accounts receivable, fair value, current	33	17
Other accounts receivable, fair value, noncurrent	212	109
Liability for warrants, fair value	$ 387	$ 165

SHAREHOLDERS' EQUITY (DEFICIT) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended					6 Months Ended
	Aug. 08, 2012 USD ($)	May 31, 2012 USD ($)	May 22, 2012 USD ($)	May 14, 2012 ILS	Apr. 17, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 ILS	Dec. 31, 2011 ILS
Reverse stock split and increase in share capital
Number of shares to be consolidated to one share in reverse stock split				15
Par value before reverse stock split				0.04
Ordinary shares, par value per share								0.6	0.6
Ordinary shares, shares authorized								20,000,000	2,000,000
Equity financing
Shares issued	5,500,000	570,755	632,057		540,000
Shares issued, share price	$ 5	$ 11.5	$ 3.5		$ 2.55
Aggregate gross proceeds	$ 27,500	$ 6,564	$ 2,212		$ 1,377	$ 8,811	$ 4,978
Stock based compensation
Options granted to employees						1,000
Warrants granted to service providers	825,000					750
Minimum exercise price						$ 2.55
Maximum exercise price						$ 7.43
Vesting period						4 years
Expected volatility						123.00%
Risk free interest rates range, minimum						0.72%
Risk free interest rates range, maximum						1.11%
Dividend yield						0.00%
Time to maturity (in years), minimum						5.5
Time to maturity (in years), maximum						6.13
Forfeiture rate						10.00%
Stock-based compensation to employees						$ 158	$ 512

COMMITMENTS AND CONTINGENT LIABILITIES (Narrative)(Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Minimum payment upon cancellation of cancelable operating lease agreements	$ 6
Guaranteed operating lease commitments	140		140
Long-term Purchase Commitment [Line Items]
Research and development, net	740	1,877
May 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	960
Maintenance fees/royalties, noncurrent	680
Research and development, net	40	47
June 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	490
Maintenance fees/royalties, noncurrent	377
Research and development, net	40	39
August 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	320
Maintenance fees/royalties, noncurrent	210
Research and development, net	0	0
December 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	302
Maintenance fees/royalties, noncurrent	208
Research and development, net	20	21
May 2007 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	690
Maintenance fees/royalties, noncurrent	510
Research and development, net	30	35
January 2008 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	440
Maintenance fees/royalties, noncurrent	340
Research and development, net	20	24
BIRD Royalty-Bearing Program [Member]
Long-term Purchase Commitment [Line Items]
Required grant repayment, percent of grants received	100.00%
Maximum repayment amount in the event of nonpayment, percent of grants received	150.00%
Grants received, offset against research and development	500
Rimonim Consortium [Member]
Long-term Purchase Commitment [Line Items]
Grants received	70
Facilities [Member]
Operating Leased Assets [Line Items]
Operating leases expense	361	324
Motor vehicles [Member]
Operating Leased Assets [Line Items]
Operating leases expense	$ 18	$ 80

COMMITMENTS AND CONTINGENT LIABILITIES (Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements)(Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2012	$ 272
2013	323
Total	$ 595

FINANCIAL LOSS (INCOME) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
FINANCIAL LOSS (INCOME) [Abstract]
Interest income on short-term deposits		$ (8)
Revaluation of warrants related to share purchase agreement		(883)
Foreign currency adjustments gains and other	(32)	(7)
Others		(7)
Financial income	(32)	(905)
Interest expense	300
Foreign currency adjustments losses		12
Revaluation of warrants related to share purchase agreement	359
Exercise of series A Warrants related to share purchase agreement	529
Embedded conversion feature in the convertible debenture	2,064
Others	82	11
Financial expenses	3,334	23
Total financial loss (income)	$ 3,302	$ (882)

SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended						6 Months Ended
	Aug. 28, 2012	Aug. 08, 2012	Jul. 27, 2012	May 31, 2012	May 22, 2012	Apr. 17, 2012	Jun. 30, 2012	Jun. 30, 2011
SUBSEQUENT EVENTS [Abstract]
Shares issued for notes payable conversion			211,865
Principal amount to be converted			$ 300
Shares issued		5,500,000		570,755	632,057	540,000
Shares issued, share price		$ 5		$ 11.5	$ 3.5	$ 2.55
Aggregate gross proceeds		27,500		6,564	2,212	1,377	8,811	4,978
Exercise period		45 days
Nonemployee options granted		825,000					750
Options exercised	825,000
Options exercised, average exercise price per share	$ 5
Aggregate gross proceeds from stock options exercised	$ 4,125						$ 1,556